Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill, Net [Abstract]
Schedule of Gross Amount and Accumulated Impairment Losses

The gross amount of goodwill and accumulated impairment losses by reporting unit as of December 31, 2023 and 2024 are as follows:

	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of December 31, 2023	374,149	—	374,149
Addition in 2024 (Note 3)	—	—	—
Disposal in 2024 (Note 3)	—	—	—
Accumulated impairment loss as of December 31, 2023	—	—	—
Addition in 2024 impairment provision	(374,149)	—	(374,149)
Net as of December 31, 2023	374,149	—	374,149
Net as of December 31, 2024	—	—	—